Earnings per share and shares outstanding (Detail 1) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings (CHF million)
Net profit / (loss) attributable to shareholders	SFr 1,053	SFr 3,204	SFr 6,203
Diluted earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,053	3,204	6,203
Less: (profit) / loss on own equity derivative contracts	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	SFr 1,053	SFr 3,204	SFr 6,203
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,716,174,261	3,719,764,322	3,690,375,879
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	120,540,272	104,244,665	90,898,386
Weighted average shares outstanding for diluted EPS	3,836,714,533	3,824,008,987	3,781,274,265
Earnings per share (CHF)
Basic	SFr 0.28	SFr 0.86	SFr 1.68
Diluted	SFr 0.27	SFr 0.84	SFr 1.64
Shares outstanding
Shares issued	3,853,096,603	3,850,766,389	3,849,731,535
Treasury shares	132,301,550	138,441,772	98,706,275
Shares outstanding	3,720,795,053	3,712,324,617	3,751,025,260
UBS AG
Basic earnings (CHF million)
Net profit / (loss) attributable to shareholders	SFr 845	SFr 3,207	SFr 6,235
Diluted earnings (CHF million)
Net profit / (loss) attributable to shareholders	SFr 845	SFr 3,207	SFr 6,235